SCHEDULE OF PROVED RESERVES (Details) (Paranthetiacal)	12 Months Ended
	Sep. 30, 2021 a Boe bbl		Sep. 30, 2021 a Boe Mcf		Sep. 30, 2021 a Boe		Sep. 30, 2020 Boe bbl		Sep. 30, 2020 Boe Mcf		Sep. 30, 2020 Boe		Sep. 30, 2019 Boe
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserve, Net (Energy), Period Increase (Decrease)					(81,823)	[1]					482,026	[2]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates	(88,263)	[1]	38,640	[1]			440,160	[2]	251,196	[2]
Proved Undeveloped Reserves (Energy)	6,046,377		6,046,377		6,046,377		3,266,595		3,266,595		3,266,595		3,136,527
Area of Land | a	1,246		1,246		1,246
Other Nonrenewable Natural Resources [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserve, Net (Energy), Period Increase (Decrease)											120,850
Proved Undeveloped Reserves (Energy)	120,850		120,850		120,850
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | bbl							373,000
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | Mcf									242,000

[1]	Revisions in 2021 included
[2]	Revisions in 2020 included